Events after the reporting period (Details Narrative) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Nov. 30, 2024
IfrsStatementLineItems [Line Items]
Number of shares issued		65,000	1,140,388
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		901,809
Nonadjusting Event [Member] | Prefunded Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	5,677,139
Nonadjusting Event [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,500,000
Fair value per share	$ 0.001
Nonadjusting Event [Member] | Ordinary shares [member] | Institutional And Professional Investors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	550,000
Fair value per share	$ 1
Proceeds from issue of ordinary shares	$ 550,000